Capital structure (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of compliance with regulatory capital requirements
The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2017		December 31, 2016
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
Common Equity Tier 1	772,311	N/A	666,847	N/A
Tier 1 capital	772,311	N/A	666,847	N/A
Tier 2 capital	74,010	N/A	102,709	N/A
Total capital	846,321	N/A	769,556	N/A

Risk Weighted Assets	4,254,178	N/A	4,365,440	N/A

Leverage Ratio Exposure Measure	11,195,173	N/A	11,516,303	N/A

Capital Ratios (%)
Common Equity Tier 1	18.2%	8.8%	15.3%	8.1%
Total Tier 1	18.2%	10.3%	15.3%	9.6%
Total Capital	19.9%	14.9%	17.6%	15.3%
Leverage ratio	6.9%	5.0%	5.8%	5.0%